GENERAL INFORMATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1  -  GENERAL INFORMATION

A.	General

(1)	Check Cap Ltd. (the “Company") was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Avenue, Isfiya 3009000, Israel.

(2)	The Company has a wholly-owned subsidiary, Check-Cap US, Inc., that was incorporated under the laws of the State of Delaware on May 15, 2015.

(3)
The Company is a clinical-stage medical diagnostics company aiming to redefine colorectal cancer (CRC) screening and prevention through the introduction of C-Scan®, the first and only patient-friendly preparation-free screening test to detect polyps before they may transform into cancer. The Company’s disruptive capsule-based screening technology aims to significantly increase screening adherence worldwide and help millions of people to stay healthy through preventive CRC screening. C-Scan uses an ultra-low dose X-ray capsule, an integrated positioning, control and recording system, as well as proprietary software to generate a 3D map of the inner lining of the colon. C-Scan is non-invasive and requires no preparation or sedation, allowing the patients to continue their daily routine with no interruption as the capsule is propelled through the gastrointestinal tract by natural motility.

(4)
Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The Company has incurred losses of $19,108 and $17,202 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the Company's accumulated deficit was approximately $127,293. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain.

The Company has funded its operations to date primarily through equity financings, sale of its ordinary shares and warrants, the exercise of warrants and other financing transactions and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (the "IIA").

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to establish manufacturing infrastructure and to begin the commercialization efforts of C-Scan. The Company has not yet commercialized its product. Even if the Company commercializes its product, it may not become profitable in the foreseeable future. The Company’s ability to achieve profitability depends on a number of factors, including its ability to obtain regulatory approval for its product, successfully complete any post-approval regulatory obligations and successfully commercialize its product alone or in partnership.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings and other financing transactions. While the Company has been successful in raising funds in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

On March 21, 2023 , the Company announced that following its internal assessment of the clinical data collected to date from its clinical calibration studies, it has determined that the current efficacy results do not meet its goal in order to proceed to the powered portion of the U.S. pivotal study and that therefore, the initiation of the second part of the U.S. pivotal study that was expected in mid-2023 is temporarily postponed. The Company adopted a plan of action that includes (among other things) a cost reduction plan in order to extend its cash runway, which it is in the process of implementing. Based on such plan, the Company believes that current cash on hand will be sufficient to fund its ongoing operations and plans into the fourth quarter of 2024. Management expects that the Company will continue to generate losses from the development, manufacturing and infrastructure costs, clinical development and regulatory activities of C-Scan, which will result in negative cash flow from operating activity. The actual amount of cash that the Company will need to operate is subject to many factors, including, but not limited to, the initiation, timing, progress and results of clinical trials and other product development efforts regulatory path along with cost to commercialize its product.

(5)	As described in Notes 10B(2)(b) and 10B(2)(d), on February 24, 2015, the Company consummated an Initial Public Offering in the United States (U.S.) (the "IPO") concurrently with a private placement.

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants. See Note 10B(2)(h).

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(i).

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(j).

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and Series C warrants. See Note 10B(2)(k).

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(l).

In February 2020, the Company consummated a private placement of ordinary shares. See Note 10B(2)(m).

During April and May 2020, the Company consummated three registered direct offerings of ordinary shares and simultaneous private placements of warrants. See Note 10B(2)(n).

On July 27, 2020, the Company consummated a warrant exercise transaction to purchase ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(o).

During the first quarter of 2021, certain investors exercised their warrants previously issued by the Company. See Note 10B(2)(p).

On July 1, 2021, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(q).

On March 3, 2022, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(r).

The Company's ordinary shares and Series C Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK" and CHEKZ” respectively.

The Company’s Series A Warrants, formerly listed on the NASDAQ Capital Market under the symbol “CHEKW”, expired on February 24, 2020; and their listing was suspended on February 28, 2020.

The consolidated financial statements of the Company as of and for the year ended December 31, 2022 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

(6)
On December 23, 2021, the Company announced that it received a letter from the Staff, indicating that the Company is not in compliance with the minimum bid price requirement for continued listing set forth in Nasdaq Listing Rule 5550(a)(2), which requires listed companies to maintain a minimum bid price of $1.00 per share. The Company was provided by Nasdaq with a compliance period of 180 calendar days (i.e., until June 21, 2022) to regain compliance pursuant to Nasdaq Listing Rules. On June 22, 2022, the Company received a letter from the Staff notifying it that Nasdaq granted the Company a 180-day extension, or until December 19, 2022, or the Extension Period, to regain compliance with the Minimum Bid Price Requirement. In order to regain compliance, on August 11, 2022, the Company’s shareholders approved a reverse share split (“Reverse Share Split”) of its ordinary shares within a range of 1 for 10 to 1 for 20, the exact ratio to be determined by further action of the Company’s Board of Directors, to be effective on a date to be determined by the Company’s Board of Directors and announced by the Company, and to amend the Company’s Articles of Association accordingly. The Board of Directors subsequently approved a reverse share split of the Company’s ordinary shares at the ratio of 1-for-20, such that each twenty (20) ordinary shares, par value NIS 2.40 per share, consolidated into one (1) ordinary share, par value NIS 48.00, effective as of November 23, 2022. The first date when the Company’s ordinary shares began trading on the Nasdaq Capital Market after implementation of the Reverse Share Split was November 25, 2022. Following the implementation of the Reverse Share Split, the Company’s authorized share capital comprised of 18,000,000 ordinary shares. No fractional ordinary shares were issued as a result of the Reverse Share Split. All fractional ordinary shares were rounded up to the nearest whole ordinary share. In addition, a proportionate adjustment made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding options and warrants entitling the holders to purchase ordinary shares. Furthermore, following completion of the Reverse Share Split, the number of ordinary shares issuable pursuant to the Company’s 2006 Unit Option Plan and 2015 Equity Incentive Plan and 2015 US Sub-Plan to the 2015 Equity Incentive Plan, as well as the number of shares and exercise prices subject to outstanding options under the plans and the number of shares subject to outstanding restricted stock units (“RSUs”) under the plans were appropriately adjusted. The Company subsequently received a letter informing it that, for the 10 consecutive business days from November 25, 2022 to December 8, 2022, the closing bid price of the Company’s ordinary shares had been at $1.00 per share or greater and that accordingly, the Company has regained compliance with Nasdaq Listing Rule 5550(a)(2) and Nasdaq considers the prior bid price deficiency matter now closed.

(7)
In early 2020, the World Health Organization declared the rapidly spreading coronavirus disease (COVID-19) outbreak a pandemic. The Company experienced temporary disruptions to its operations as a result of the COVID-19 pandemic including disruptions to the Company’s clinical studies For example, during a period of few months during the year ending December 31, 2022, there was a global shortage in iodine due to COVID-19, which is critical patient intake used in the C-Scan procedure. As a result, the Company faced delays in its clinical trials.  The extent to which the COVID-19 pandemic shall impact the Company’s operations in the future will depend on future developments, which are highly uncertain and cannot be predicted with confidence. In particular, any future spread of COVID-19 globally or the reinstatement of restrictions or other actions that may be required to contain COVID-19 or treat its impact could materially adversely impact the Company’s operations and workforce, including its research and clinical trials and its ability to continue raise capital, could affect the operations of key governmental agencies, such as the U.S. Food and Drug Administration (“FDA”), which may delay the Company’s development plans, and could result in the inability of the Company’s suppliers to deliver components or raw materials on a timely basis or at all, each of which in turn could have a material adverse impact on the Company’s business, financial condition and results of operation.